United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	October 27, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	183956 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      191    10000 SH       Sole                     4000              6000
3M Company                     COM              88579y101      829    12140 SH       Sole                     3175              8965
AT&T Corp.                     COM              00206R102      405    14503 SH       Sole                     1272             13231
Abbott Laboratories            COM              002824100     1422    24700 SH       Sole                                      24700
Alcoa Inc.                     COM              013817101     3690   163400 SH       Sole                    22900            140500
American Int'l Group           COM              026874107      158    47588 SH       Sole                     8440             39148
Anadarko Petroleum             COM              032511107     5349   110275 SH       Sole                    15600             94675
Atmos Energy                   COM              049560105     1922    72200 SH       Sole                                      72200
Automatic Data Proc            COM              053015103      453    10600 SH       Sole                                      10600
AvalonBay Communities          COM              053484101      616     6258 SH       Sole                     1968              4290
Avery Dennison                 COM              053611109     1110    24950 SH       Sole                     3100             21850
BHP Billiton LTD ADR           COM              088606108     2953    56800 SH       Sole                     5400             51400
BP Amoco PLC ADR               COM              055622104      523    10420 SH       Sole                     5394              5026
Barrick Gold Corp              COM              067901108     7875   214349 SH       Sole                    23714            190635
Baxter Int'l                   COM              071813109      473     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     2202      501 SH       Sole                      107               394
CVS/Caremark Corp.             COM              126650100     5060   150330 SH       Sole                    28400            121930
Caterpillar                    COM              149123101      250     4200 SH       Sole                                       4200
Chevron Corp.                  COM              166764100      751     9100 SH       Sole                                       9100
Cintas Corp                    COM              172908105      451    15700 SH       Sole                     1200             14500
Cisco Systems                  COM              17275R102      593    26300 SH       Sole                     3800             22500
Colgate Palmolive              COM              194162103     1012    13428 SH       Sole                     4403              9025
Conocophillips                 COM              20825C104     2252    30750 SH       Sole                     2500             28250
Consol Edison Co.              COM              209115104      209     4875 SH       Sole                                       4875
Costco Wholesale Corp.         COM              22160K105     1357    20897 SH       Sole                     4047             16850
Devon Energy                   COM              25179M103     9764   107066 SH       Sole                    11100             95966
Dow Chemical                   COM              260543103     3351   105450 SH       Sole                    14200             91250
DuPont                         COM              263534109     4228   104912 SH       Sole                    11100             93812
Duke Energy Corp.              COM              26441C105     1463    83923 SH       Sole                     3316             80607
EOG Resources, Inc.            COM              26875P101     1252    14000 SH       Sole                     4300              9700
Exxon Mobil                    COM              30231G102     1448    18649 SH       Sole                     4362             14287
Fedex Corp.                    COM              31428X106      360     4550 SH       Sole                      500              4050
General Electric               COM              369604103     6286   246520 SH       Sole                    48446            198074
General Mills                  COM              370334104     1335    19424 SH       Sole                     2906             16518
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4920   113200 SH       Sole                    12400            100800
Helmerich & Payne Inc.         COM              423452101     8390   194250 SH       Sole                    31700            162550
Hewlett-Packard                COM              428236103      222     4800 SH       Sole                                       4800
Home Depot Inc.                COM              437076102      575    22210 SH       Sole                     5310             16900
Honeywell Int'l                COM              438516106     4814   115868 SH       Sole                    20018             95850
Hugoton Royalty TR             COM              444717102     1350    50300 SH       Sole                     1100             49200
Int'l Bus Machines             COM              459200101      496     4240 SH       Sole                     1600              2640
Intel                          COM              458140100      286    15245 SH       Sole                     7595              7650
International Paper            COM              460146103     4483   171250 SH       Sole                    21400            149850
Ishares MSCI Japan Index FD    COM              464286848     3700   347100 SH       Sole                    62500            284600
JP Morgan Chase & Co.          COM              46625H100      341     7308 SH       Sole                     4558              2750
Johnson & Johnson              COM              478160104     7794   112506 SH       Sole                    21390             91116
Kimberly-Clark                 COM              494368103     5338    82325 SH       Sole                    11400             70925
Liberty Media-Interactive CL A COM              53071M104     2515   194772 SH       Sole                    25400            169372
MDU Resources Group            COM              552690109     5982   206275 SH       Sole                    23800            182475
Medtronic Inc.                 COM              585055106     1073    21426 SH       Sole                     3200             18226
Merck & Co.                    COM              589331107      354    11227 SH       Sole                     3360              7867
Microsoft                      COM              594918104     4293   160852 SH       Sole                    28912            131940
National Fuel Gas              COM              636180101      736    17450 SH       Sole                     5800             11650
Nestle S A ADR                 COM              641069406     3513    81712 SH       Sole                    20375             61337
Newmont Mining Corp.           COM              651639106     3514    90650 SH       Sole                    14100             76550
Novartis AG ADR                COM              66987V109     5202    98440 SH       Sole                    12800             85640
Paccar Inc.                    COM              693718108      521    13648 SH       Sole                     5400              8248
Paychex Inc                    COM              704326107     1338    40511 SH       Sole                     5137             35374
Pepsico Inc.                   COM              713448108      265     3712 SH       Sole                     2662              1050
Pfizer Inc.                    COM              717081103     4462   242001 SH       Sole                    36650            205351
Philips Elec ADR               COM              500472303     1345    49350 SH       Sole                     1200             48150
Plum Creek Timber              COM              729251108      850    17050 SH       Sole                     2600             14450
Procter & Gamble               COM              742718109     7359   105595 SH       Sole                    15082             90513
Questar Corp.                  COM              748356102     1023    25000 SH       Sole                     9900             15100
Royal Dutch Shell PLC ADR A    COM              780259206      260     4400 SH       Sole                                       4400
Schlumberger, Ltd.             COM              806857108     6433    82381 SH       Sole                    12600             69781
Stryker                        COM              863667101      882    14150 SH       Sole                     2500             11650
Sysco                          COM              871829107      513    16633 SH       Sole                      800             15833
The Travelers Companies, Inc.  COM              89417E109     4004    88593 SH       Sole                    11872             76721
Toyota Motor Corp. ADR         COM              892331307     1040    12125 SH       Sole                     2225              9900
Unilever PLC ADR               COM              904767704     6608   242865 SH       Sole                    27820            215045
Union Pacific Corp.            COM              907818108      237     3332 SH       Sole                                       3332
United Technologies            COM              913017109     1114    18543 SH       Sole                     1442             17101
Walgreen Co.                   COM              931422109     2016    65126 SH       Sole                     6150             58976
Wyeth                          COM              983024100      335     9070 SH       Sole                     3000              6070
Affiliated Managers Grp        COM              008252108      447     5400 SH       Sole                                       5400
Exxon Mobil                    COM              30231G102      311     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      736     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      371      225 SH       Sole                      225